Disclosure of detailed information about business combinations (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Statement [Line Items]
Cash consideration payable	$ 100
Professional and other fees incurred	76
Consideration	176
Cash	105
Trade and other receivables	24
Other current assets	10
Inventories	1,622
Reimbursement rights	11,168
Exploration and evaluation assets	13,623
Trade and other accounts payables	(2,609)
Reclamation and remediation provision - current	(4,757)
Reclamation and remediation provision - non-current	(19,010)
Net assets purchased:	$ 176